Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Apr. 04, 2014	Dec. 31, 2014 Segment	Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Operations Commenced Date		May 01, 1996
Number of Operating Segments		2
Income tax examination percentage		50.00%
Effective stock split ratio	10
Stock Split		10-for-1 stock split
Number of Reportable Segments		1
Investors Insurance Services, LLC [Member]
Summary Of Significant Accounting Policies [Line Items]
Business, Formation Date		Jul. 01, 2010
ABS 1, LLC [Member]
Summary Of Significant Accounting Policies [Line Items]
Business, Formation Date		Sep. 01, 2011
NEVADA
Summary Of Significant Accounting Policies [Line Items]
Operations Commenced Date		Jan. 01, 2001
Investors Community Bank
Summary Of Significant Accounting Policies [Line Items]
Operations Commenced Date		Mar. 01, 1997
Agricultural Loans
Summary Of Significant Accounting Policies [Line Items]
Loan portfolio percentage		64.00%	66.00%
Commercial Real Estate Loans
Summary Of Significant Accounting Policies [Line Items]
Loan portfolio percentage		21.00%	18.00%